Loans Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable, Net

As of June 30, 2025 and December 31, 2024, loans receivable, net consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Loans receivable	$2,830,660	$—
Less: allowance for expected credit losses	(46,423)	—
Loans receivable, net	$2,784,237	$—

Schedule of Movement of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses is as follow:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$—	$—
Recovery of expected credit losses	46,586	—
Exchange rate differences	(163)	—
Balance at end of the period/year	$46,423	$—